FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - Recurring - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020	$ 472,512	$ 13,340,717	$ 13,340,717
Change in valuation inputs or other assumptions	261,227	(2,078,067)	(12,868,205)	$ (1,576,196)
Fair value	733,739	11,262,650	472,512	13,340,717
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020	91,126	4,677,805	4,677,805
Change in valuation inputs or other assumptions	261,227	(2,187,034)	(4,586,679)	(541,006)
Fair value	352,353	2,490,771	91,126	4,677,805
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of December 31, 2020	381,386	8,662,912	8,662,912
Change in valuation inputs or other assumptions		108,967	(8,281,526)	(1,035,190)
Fair value	$ 381,386	$ 8,771,879	$ 381,386	$ 8,662,912